CONDENSED CONSOLIDATED BALANCE SHEETS $ in Thousands	Jun. 30, 2021 USD ($)
Current assets:
Cash and cash equivalents	$ 188,199
Short-term investments	326,318
Accounts receivable	13,441
Inventory	25,407
Prepaid expenses and other current assets	7,078
Total current assets	560,443
Restricted cash	676
Property and equipment, net	13,228
Capitalized software, net	226
Goodwill	251,060
Intangible assets, net	178,860
Other noncurrent assets	12,210
Total Assets	1,016,703
Current liabilities:
Accounts payable	9,214
Customer deposits	2,829
Current portion of lease liability	1,983
Accrued expenses and other current liabilities	20,968
Deferred revenue	4,814
Current portion of contingent consideration	1,429
Current portion of long term debt, net of deferred financing costs	311
Total current liabilities	41,548
Subscription agreement	474
Contingent consideration, net of current portion	4,655
Lease liability, net of current portion	3,959
Deferred tax liability	8,723
Total liabilities	59,359
Commitments and Contingences (Note 15)
Stockholders' Equity
Preferred Stock, $0.0001 par value-authorized, 50,000,000 shares; no shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively
Common Stock, $0.0001 par value-500,000,000 shares authorized; 259,712,899 and 226,756,733 shares issued at June 30, 2021 and December 31, 2020, respectively, 259,545,731 and 224,626,597 shares outstanding at June 30, 2021 and December 31, 2020, respectively	26
Additional paid-in capital	1,387,779
Accumulated deficit	(430,565)
Accumulated other comprehensive income (loss)	104
Total Stockholders' Equity	957,344
Total Liabilities and Stockholders' Equity	$ 1,016,703